Earnings Per Common Share (Schedule Of Basic And Diluted Earnings Per Common Share) (Details) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	0 Months Ended	3 Months Ended									12 Months Ended
	Feb. 15, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Basic and Diluted Earnings per Common Share
Net Income (Loss) Attributable to Parent		$ 15.6	$ (14.2)	$ 22.4	$ 19.8	$ 8.9	$ 5.1	$ 15.6	$ 16.1	$ 7.3	$ 36.9	$ 44.1	$ 18.8
Less: Income (loss) from discontinued operations		0.1				(0.2)					0	(0.2)	(0.3)
Income from continuing operations attributable to Koppers		$ 15.5				$ 9.1					$ 36.9	$ 44.3	$ 19.1
Weighted Average Number of Shares Outstanding, Basic		20,669				20,588					20,599	20,543	20,446
Effect of dilutive securities		234				136					234	133	115
Diluted		20,903				20,724					20,833	20,676	20,561
Basic earnings per common share		$ 0.74				$ 0.44	$ 0.24	$ 0.76	$ 0.79	$ 0.36	$ 1.79	$ 2.15	$ 0.93
Diluted earnings per common share		$ 0.74				$ 0.44	$ 0.24	$ 0.75	$ 0.79	$ 0.36	$ 1.77	$ 2.14	$ 0.92
Antidilutive securities excluded from computation of diluted earnings per common share		181				95					106	154	103
Earnings and Dividends per Common Share (Textual) [Abstract]
Common Stock, Dividends, Per Share, Declared	$ 0.24	$ 0.24	$ 0.22	$ 0.22	$ 0.22	$ 0.22	$ 0.22	$ 0.22	$ 0.22	$ 0.22	$ 0.88	$ 0.88	$ 0.88